Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 80,116	$ 37,033	$ 129,499
Other comprehensive income (loss), net of tax:
Foreign currency translation	(12,246)	(63,130)	4,783
Post-employment benefits (expenses):
Loss recognized in accumulated other comprehensive loss	(55)	(418)	(938)
Reclassification of net loss to consolidated statement of income	864	494	386
Post-employment benefits (expenses) (net of deferred income taxes of $42, $122 and $(272)).	809	76	(552)
Cash flow hedges:
Net (loss) gain recognized in accumulated other comprehensive loss	(5,185)
Net (loss) gain recognized in accumulated other comprehensive loss		13,888	6,462
Reclassification of net loss (gain) to consolidated statement of income	85
Reclassification of net loss (gain) to consolidated statement of income		(23,887)	1,592
Cash flow hedges (net of deferred income taxes of $1,290, $4,062 and $(3,938))	(5,100)
Cash flow hedges (net of deferred income taxes of $1,290, $4,062 and $(3,938))		(9,999)	8,054
Total other comprehensive (loss) income	(16,537)	(73,053)	12,285
Comprehensive income (loss)	63,579	(36,020)	141,784
Less: Comprehensive income attributable to non-controlling interests	(142)	(52)	(316)
Comprehensive income (loss) attributable to Arcos Dorados Holdings Inc.	$ 63,437	$ (36,072)	$ 141,468